Equity and share capital (Details 3)		12 Months Ended
	Sep. 13, 2010	Jun. 30, 2012 Warrant	Jun. 30, 2011 Warrant	Jun. 30, 2010 Warrant
Warrants Outstanding [Roll Forward]
Warrants outstanding, Balance		7,074,009	2,000,000
Warrants outstanding, Issued			4,542,500
Warrants outstanding, Issued			544,050
Warrants outstanding, Expired		(1,997,459)	(2,541)
Warrants outstanding, Exercised		(3,750)	(10,000)
Warrants outstanding, Balance		5,072,800	7,074,009
Warrants Outstanding Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, Balance	1.80	1.77	1.8
Weighted average exercise price, Issued			1.8
Weighted average exercise price, Issued			1.4
Weighted average exercise price, Expired		1.8	1.8
Weighted average exercise price, Exercised		1.8	1.8
Weighted average exercise price, Balance	1.80	1.77	1.77
Expiry date, Balance			Sep. 24, 2010
Expiry date, Issued			Dec. 23, 2012
Expiry date, Issued			Dec. 23, 2012
Warrants Weighted Average Remaining Contractual Terms [Roll Forward]
Weighted average remaining life (years), Balance		5 months 23 days	1 year 1 month 17 days	2 months 26 days
Weighted average remaining life (years), Issued			1 year 5 months 23 days
Weighted average remaining life (years), Issued			1 year 5 months 23 days